Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Period End Exchange Rate [Member] | HK [Member]
Schedule of Foreign Exchange Rates [Line Items]
Currency exchange rate	7.84	7.78	7.83
Period End Exchange Rate [Member] | SG [Member]
Schedule of Foreign Exchange Rates [Line Items]
Currency exchange rate	1.29
Period Average Exchange Rate [Member] | HK [Member]
Schedule of Foreign Exchange Rates [Line Items]
Currency exchange rate	7.8	7.79	7.82
Period Average Exchange Rate [Member] | SG [Member]
Schedule of Foreign Exchange Rates [Line Items]
Currency exchange rate	1.29